Fair Value Measurements (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Allowance related to impaired loans	$ 5,585,000	$ 7,120,000
Fair value inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of impaired loans	6	7
Fair value measurements, nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans with specific allocation	5,707,000	11,991,000
Impaired loans net of partial charge-offs	10,428,000	4,227,000
Foreclosed assets, carrying value	1,938,000	0
Fair value measurements, nonrecurring [Member] | Fair value inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans with specific allocation	5,707,000	11,991,000
Allowance related to impaired loans	5,600,000	7,100,000
Impaired loans net of partial charge-offs	10,428,000	4,227,000
Impaired loans, charge-offs	(2,900,000)	(2,600,000)
Foreclosed assets, carrying value	1,938,000
Valuation allowances	$ 62,000
Real Estate [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans, collateral, discount rate	10.00%
Real Estate [Member] | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans, collateral, discount rate	35.00%
Real Estate [Member] | Weighted Average [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans, collateral, discount rate	21.00%	19.00%
Inventory and Equipment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans, collateral, discount rate	50.00%
Accounts Receivable [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans, collateral, discount rate	20.00%
Foreclosed [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans, collateral, discount rate	15.00%